Leases	12 Months Ended
Dec. 31, 2020
Leases
Leases

11. Leases

Leases consisted of the following:

	December 31,
	2020	2019

	(in US$’000)
Right‑of‑use assets
Offices (note)	6,789	5,281
Factories	945	112
Warehouse	197	—
Others	85	123
Total right‑of‑use assets	8,016	5,516
Lease liabilities—current	2,785	3,216
Lease liabilities—non‑current	6,064	3,049
Total lease liabilities	8,849	6,265

Note: Includes US$2.0 million right-of-use asset for corporate offices in Hong Kong that is leased through May 2024 in which the contract has a termination option with 3-month advance notice. The termination option was not recognized as part of the right-of-use asset and lease liability as it was uncertain that the Group will exercise such option.

Lease activities are summarized as follows:

	Year Ended December 31,
	2020	2019

	(in US$’000)
Lease expenses:
Short‑term leases with lease terms equal or less than 12 months	323	311
Leases with lease terms greater than 12 months (note)	3,400	3,702
	3,723	4,013
Sublease rental income	—	61
Cash paid on lease liabilities	3,340	3,886
Non-cash: Lease liabilities recognized from obtaining right-of-use assets	3,098	3,197
Non-cash: Lease liabilities changed in relation to modifications	2,259	744

Note: Lease expenses for the year ended December 31, 2019 includes US$0.3 million in accelerated amortization on a right-of-use asset for retail space in the United Kingdom leased through May 2022. The Group had subleased the retail space through May 2022 to a third-party and in December 2019, the sublease was discontinued and the Group recorded accelerated amortization after determining that additional sublease rental income was uncertain.

Lease contracts are typically within a period of 1 to 8 years. The weighted average remaining lease term and the weighted average discount rate as at December 31, 2020 was 3.72 years and 3.87% respectively. The weighted average remaining lease term and the weighted average discount rate as at December 31, 2019 was 2.80 years and 4.10% respectively.

Future lease payments are as follows:

December 31,
2020
(in US$’000)
Lease payments:
Not later than 1 year	3,059
Between 1 to 2 years	2,429
Between 2 to 3 years	2,222
Between 3 to 4 years	1,046
Between 4 to 5 years	216
Later than 5 years	484
Total lease payments (note)	9,456
Less: Discount factor	(607)
Total lease liabilities	8,849

Note: Excludes future lease payments on a lease not commenced as at December 31, 2020 in the aggregate amount of US$2.9 million.